CAPITAL STOCK	12 Months Ended
Dec. 31, 2021
Capital stock [Abstract]
CAPITAL STOCK
31 ■ Capital Stock

Authorized Capital Stock
Our authorized capital stock is composed of an unlimited number of common shares (issued 1,779,331,037 common shares as at December 31, 2021). Our common shares have no par value.

Dividends
In 2021, we declared and paid dividends in US dollars totaling $634 million (2020: $547 million).
The Company’s dividend reinvestment plan resulted in $5 million (2020: $4 million) reinvested into the Company.

Return of Capital
At the Annual and Special Meeting on May 4, 2021, shareholders approved a $750 million return of capital distribution. This distribution was derived from a portion of the proceeds from the divestiture of Kalgoorlie Consolidated Gold Mines in November 2019 and from other recent dispositions made by Barrick and its affiliates in line with our strategy of focusing on our core assets. The total return of capital distribution was paid in three equal tranches of $250 million on June 15, 2021, September 15, 2021 and December 15, 2021.